Organization and Nature of Business (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt and equity financing			$ 3,148,500		$ 4,400,000
Provision for doubtful accounts	$ 0		0		0
Research and development expenses	$ 5,238	$ 75,346	$ 163,073	$ 115,159	$ 115,159	$ 0